Employee Benefit Plan, Description of Plan (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Expense	Plan Expenses
Costs of services rendered on behalf of the Plan are either paid using forfeitures or by OceanFirst except for participant transaction charges which are paid by the participant. Additionally, OceanFirst provides, without charge, personnel and office facilities for the administration of the Plan. Expenses incurred by the funds, including investment management fees paid to the advisor of those funds, are paid through the funds themselves and are reflected in the net asset value of the funds and included in net appreciation in fair value of investments.

EBP, Basis of Accounting	Basis of Presentation The accompanying financial statements of the Plan have been prepared on an accrual basis and present the net assets available for plan benefits and changes in those net assets.
EBP, Investment	Investments
Under the terms of an agreement between Transamerica and OceanFirst, Transamerica maintains separate pooled accounts into which certain of the contributions made by OceanFirst on behalf of its employees and contributions made by OceanFirst employees are invested. Other contributions may be made directly to trust funds managed by State Street Bank and Trust Company or to various mutual funds. Additionally, OceanFirst has appointed State Street Bank and Trust Company as custodian for the OceanFirst Financial Corp. Common Stock Fund.
Investments are stated at fair value, with the exception of the pooled separate account detailed below. Interest income is recognized in the period earned. Dividend income is recorded on the ex-dividend date. Purchases and sales are recorded on a trade date basis. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
Under the terms of the agreement with Transamerica, the Plan entered into an Anchor Account issued by New York Life, which qualifies as fully-benefit responsive investment contract. Transamerica maintains the contributions to the Anchor Account in a general account which is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. The Anchor Account invests in a diversified portfolio of high-quality, fixed-income securities which is represented by contributions plus a fixed rate of interest, less distributions from and administrative expenses of the contract. New York Life is contractually obligated to repay the principal and a specified interest rate that is guaranteed to the Plan. The Anchor Account is stated at contract value and there are no reserves against contract value for credit risk of the contract issuer or otherwise. There are no additional restrictions that would limit the ability of the Plan to transact at contract value with the issuer. Management believes there are no events and circumstances that would allow the issuer to terminate the pooled separate account group annuity contract with the Plan and settle at an amount different from contract value.

EBP, Risk and Uncertainty	Risks and Uncertainties
The assets of the Plan are primarily financial instruments which are monetary in nature. As a result, interest rates, as well as general levels of inflation, have a significant impact on the Plan’s performance. Interest rates do not necessarily move in the same direction or in the same magnitude as the prices of goods and services as measured by the consumer price index. Investments are subject to risk conditions of the individual fund objectives, stock market, interest rates, economic conditions, and world affairs. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for plan benefits.

EBP, Use of Estimate	Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
EBP, Accounting Standard Update and Change in Accounting Principle, Description	Recent Accounting PronouncementsNone noted.